Sep. 29, 2026
GMO Alternative Allocation Fund | GMO Alternative Allocation Fund
Investment objective
Positive total return.
Fees and expenses
The table below describes the fees and expenses that you may bear for each class of shares if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund operating expenses (expenses that you bear each year as a percentage of the value of your investment)
ETF Class
Management fee	0.95%1
Distribution and/or Service (12b-1) fees	0.00%
Total other expenses	2.22%2
Dividend and interest expense on short sales	1.91%3
All other expense	0.31%
Total annual fund operating expenses	3.17%
Expense reimbursement/waiver	(0.27%)1
Total annual fund operating expenses after expense reimbursement/waiver (Fund and underlying fund expenses)	2.90%
1 Includes both management fee of 0.73% and class-specific service and supplemental support fee of 0.22% for ETF Class shares. Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has contractually agreed to waive its fees with respect to and/or reimburse the Fund to the extent that the Fund’s total annual fund operating expenses (after applying all other contractual and voluntary expense limitation arrangements in effect at the time) exceed 0.99% of the average daily net assets for ETF Class shares (the “Expense Cap”). Fees and expenses of the “non-interested” Trustees and legal counsel to the “non-interested” Trustees, investment-related costs (such as brokerage commissions, interest, and acquired fund fees and expenses), payments out of assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries, borrowing and borrowing-related costs (such as expenses incurred in establishing and maintaining a credit facility), taxes, litigation and indemnification expenses, judgments, and other extraordinary or non-recurring expenses not incurred in the ordinary course of the Fund’s business (collectively, “Excluded Expenses”), are excluded from the Expense Cap. GMO is permitted to recover from the Fund, on a class-by-class basis, expenses it has borne or reimbursed pursuant to the Expense Cap (whether through reduction of its fees or otherwise) to the extent that the Fund’s total annual fund operating expenses (excluding Excluded Expenses) later fall below that Expense Cap set forth above or any lower expense limit in effect when GMO seeks to recover the expenses. The Fund, however, is not obligated to pay any such amount more than three years after GMO bore or reimbursed an expense. Any such recovery will not cause the Fund to exceed the Expense Cap set forth above or any lower expense limits as is in effect at the time GMO seeks to recover expenses. GMO also has contractually agreed to waive or reduce the Fund’s management fees and service and supplemental support fees to the extent necessary to offset the management fees and service and supplemental support fees paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund’s direct or indirect investments in other series of GMO Trust and GMO-managed ETFs (“GMO Funds”). Management fees and service and supplemental support fees will not be waived below zero. The reimbursement and waiver arrangements described above, including the Expense Cap, will remain in effect through at least September 30, 2027 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.
2 Because ETF Class shares of the Fund are new, “Other expenses” are estimated amounts for the current fiscal year based on the expenses of Class R6 shares of the Fund.
3 “Dividend and interest expense on short sales” reflects interest expense and dividends paid on borrowed securities. Dividends paid on borrowed securities are an expense of short sales. Such expenses are required to be treated as a Fund expense for accounting purposes and are not payable to GMO. Any interest expense amount or dividends paid on securities sold short will vary based on the extent of Fund’s use of those investments. Because ETF Class shares of the Fund are new, “Dividend and interest expense on short sales” are estimated amounts for the current fiscal year based on the expenses of Class R6 shares of the Fund. Excluding interest expense and dividends paid on borrowed securities, the total annual fund operating expenses for ETF Class shares of the Fund would be lower by 1.91%.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you sell your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses with respect to ETF Class shares remain the same as those shown in the table. The one year amounts shown reflect the expense reimbursement and waiver noted in the expense table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
ETF Class	$293	$952	$1,636	$3,457

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, for holders of Fund shares subject to U.S. taxes, higher income taxes. These transaction costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2026, the Fund’s portfolio turnover rate (including the accounts of the Fund’s wholly-owned subsidiary, GMO Alternative Allocation SPC Ltd., and excluding short-term investments) was 764% of the average value of its portfolio securities. That portfolio turnover rate includes investments in U.S. Treasury Fund, which the Fund uses as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during its fiscal year ended February 28, 2026 (including the accounts of GMO Alternative Allocation SPC Ltd., and excluding transactions in U.S. Treasury Fund and other short-term investments) was 789% of the average value of its portfolio securities.

Principal investment strategies
The Fund seeks annualized returns of 4% (net of fees) above cash (FTSE 3-Month Treasury Bill Index) over a complete market cycle by obtaining long and/or short exposures to a variety of investment styles (“Styles”) across the following asset groups: stocks, equity indices, bonds, interest rates, currencies and commodities (“Asset Groups”). The Fund’s long and short exposures to Styles and Asset Groups depend on GMO’s evaluation of investment opportunities. The Fund will pursue exposure to Styles and Asset Groups through a variety of underlying strategies. The Styles typically employed by the Fund are:
Value:   Value strategies seek to identify opportunities to buy assets that appear inexpensive and sell assets that appear expensive based on fundamental measures related to price, seeking to capture the tendency for relatively inexpensive assets to outperform relatively expensive assets. The Fund will seek to buy assets that GMO believes are relatively inexpensive and sell those that GMO believes are relatively expensive. Examples of value strategies include using price-to-earnings and price-to-book ratios for selecting stocks.
Quality:   Quality strategies favor investments that exhibit relatively higher quality characteristics. GMO believes a high quality company generally to be a company that has an established business that will deliver a high level of return on past investments and that will use cash flows to make investments with the potential for a high return on capital or to return cash to shareholders through dividends or share buybacks. An example of a quality strategy is seeking long exposure to high quality companies and/or short exposure to low quality companies that GMO believes to be of low quality.
Carry:   “Carry” is typically defined as the return of an asset assuming that market conditions or valuations stay the same. Carry strategies favor investments with higher yields over those with lower yields, seeking to capture the tendency for higher-yielding assets to provide higher returns than lower-yielding assets. An example of carry measures includes selecting currencies and bonds based on interest rates.
Momentum:   Momentum strategies favor investments that have performed relatively well over those that have underperformed over the medium-term (i.e., one year or less), seeking to capture the tendency that an asset’s recent relative performance will continue in the near future. Examples of momentum measures include simple price momentum for selecting stocks and price- and yield-based momentum for selecting bonds.
Volatility:   Volatility is a statistical measurement of the dispersion of returns of an asset, as measured by the annualized standard deviation of its returns. Historically, the average implied volatility of index options has exceeded the realized volatility of the underlying index. This difference represents the volatility premium, or market participants’ willingness to pay for protection against losses when volatility suddenly increases. An example of a volatility strategy is selling or writing put options (hedged or unhedged) on various equity and credit indices.
Trend:   Trend strategies seek to capture the historical tendency of an asset’s recent (relative or absolute) performance to continue into the future. The Fund may have both long and short positions in different assets depending on their respective price and/or economic trends. An example of a trend measure is using short-term prices (e.g., prices over a one- to three-month period) to select an equity index.
Event-Driven:   Event-driven strategies seek to benefit from movements in equity prices in connection with material corporate events, such as merger and acquisition transactions, corporate restructurings, and other transaction types and regulatory events. Where GMO believes a material corporate event is likely to occur (or not occur), the Fund may take long and/or short positions in equities of companies that are the subjects of such corporate events.
The Fund’s Styles may change over time and the allocation of Fund exposures to and among the Styles and Asset Groups will also change over time. GMO does not expect the Fund’s performance to be highly correlated with that of traditional equity market indices. GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark, and GMO does not expect the Fund’s performance to be highly correlated with that of traditional equity or fixed income market indices. The Fund typically has gross investment exposure in excess of its net assets (i.e., the Fund typically is leveraged) and therefore is subject to higher risk of loss than if the Fund were not leveraged. GMO does not seek to achieve a particular volatility level or range for the Fund but expects the Fund’s typical volatility to be between 4% and 12%. The Fund at times may have substantial exposure to a single Style, asset class, sector, country, region, issuer, or currency and companies with similar market capitalizations. The Fund is not restricted in its exposure to any particular Style, Asset Group or market and may invest in securities of companies of any market capitalization.
In seeking to achieve its investment objective, the Fund may invest in exchange-traded and over-the-counter (OTC) derivatives, which may include options, futures, forward currency contracts, and swap contracts. The Fund may lend its portfolio securities.
The Fund gains exposure to commodities and some other asset classes by investing through a wholly-owned subsidiary advised by GMO, which does not receive any management or other fees for its services to the subsidiary. The subsidiary invests primarily in commodity-related derivatives (such as over-the-counter swaps on commodity indices) and fixed income investments but also may invest in any other investment in which the Fund is permitted to invest directly. References in this Prospectus to actions taken by the Fund refer to actions taken by the subsidiary as well as the Fund. The Fund does not invest directly in commodities and commodity-related derivatives (such as swaps on commodity indices).
The Fund also may invest in money market funds unaffiliated with GMO and directly in the types of investments typically held by money market funds.
The Fund’s ETF Class operates as an actively managed exchange-traded fund (“ETF”).

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the FTSE 3-Month Treasury Bill Index and a broad-based securities market index. The Fund’s ETF Class shares are a new class and, as of the date of this Prospectus, had not commenced operations. Returns shown are those of Class VI shares of the Fund, a mutual fund class of shares of the Fund not offered in this Prospectus, and have not been adjusted to reflect the fees and expenses attributable to ETF Class shares. Class VI shares would have substantially similar annual returns to ETF Class shares because the shares are invested in the same portfolio of securities, and the annual returns at NAV (assuming ETF Class shares are bought and sold without any premium or discount) would differ only to the extent that Class VI shares do not have the same expenses as ETF Class shares. Share classes that bear higher expenses than the share classes shown below would have lower returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class VI shares only; after-tax returns for other classes will vary. Updated performance information for the Fund is available at https://www.gmo.com/americas/investment-capabilities/etfs/. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class VI Shares1 Years Ending December 31

1. The performance information (before and after taxes) for all periods prior to January 31, 2025 was achieved prior to the change in the Fund’s principal investment strategies, effective January 31, 2025.

Highest Quarter: 7.38% 4Q 2025 Lowest Quarter: -6.99% 1Q 2020 Year-to-Date: 0.55% As of 6/30/2026
Average Annual Total Returns1 Periods Ending December 31, 2025
	1 Year	5 Years	10 Years	Incept.
Class VI				5/1/2019
Return Before Taxes	15.16%	3.19%	N/A	2.76%
Return After Taxes on Distributions	11.69%	1.69%	N/A	1.35%
Return After Taxes on Distributions and Sale of Fund Shares	9.39%	1.95%	N/A	1.62%
FTSE 3-Month Treasury Bill Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	4.40%	3.31%	N/A	2.78%
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.30%	-0.36%	N/A	1.64%

1 The performance information (before and after taxes) for all periods prior to January 31, 2025 was achieved prior to the change in the Fund’s principal investment strategies, effective January 31, 2025.